Schedule of Investments (unaudited)	iShares® MSCI Belgium ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.5%
bpost SA	15,761	$79,089

Banks — 8.1%
KBC Ancora	3,948	155,827
KBC Group NV	21,860	1,253,180
		1,409,007
Beverages — 22.8%
Anheuser-Busch InBev SA/NV	62,926	3,960,119

Biotechnology — 14.7%
Argenx SE(a)	5,320	2,372,943
Galapagos NV(a)(b)	4,987	186,398
		2,559,341
Chemicals — 8.7%
Recticel SA(b)	6,232	68,678
Solvay SA	6,814	789,334
Tessenderlo Group SA	3,300	99,146
Umicore SA	20,652	551,893
		1,509,051
Construction & Engineering — 2.9%
Ackermans & van Haaren NV	2,396	395,703
Deme Group NV	974	103,253
		498,956
Consumer Staples Distribution & Retail — 1.6%
Etablissements Franz Colruyt NV	6,515	281,244

Distributors — 2.4%
D’ieteren Group	2,461	420,535

Diversified Telecommunication Services — 1.0%
Proximus SADP	18,051	173,242
Electric Utilities — 2.1%
Elia Group SA/NV	3,344	362,423

Electronic Equipment, Instruments & Components — 0.8%
Barco NV	8,064	135,537

Entertainment — 0.5%
Kinepolis Group NV	1,867	92,469

Financial Services — 6.4%
Groupe Bruxelles Lambert NV	9,535	756,725
Sofina SA	1,577	351,468
		1,108,193
Food Products — 2.0%
Lotus Bakeries	41	356,136

Health Care Providers & Services — 0.9%
Fagron	8,215	155,662

Health Care REITs — 3.3%
Aedifica SA	4,876	305,297
Cofinimmo SA	3,792	266,377
		571,674
Security	Shares	Value

Industrial REITs — 4.0%
Intervest Offices & Warehouses NV	4,323	$96,935
Montea NV	1,645	142,488
Warehouses De Pauw CVA	16,452	462,324
		701,747
Insurance — 3.9%
Ageas SA/NV	15,893	684,474

Metals & Mining — 1.1%
Bekaert SA	4,109	190,733

Oil, Gas & Consumable Fuels — 1.9%
Euronav NV	16,915	301,956
Exmar NV	4,390	36,556
		338,512
Personal Care Products — 0.4%
Ontex Group NV(a)	9,732	74,332

Pharmaceuticals — 4.4%
UCB SA	10,399	769,107

Real Estate Management & Development — 0.9%
VGP NV	1,553	159,878

Residential REITs — 0.7%
Xior Student Housing NV	3,644	121,591

Retail REITs — 0.6%
Retail Estates NV	1,452	97,753

Semiconductors & Semiconductor Equipment — 1.2%
Melexis NV	2,200	202,514

Specialized REITs — 0.8%
Shurgard Self Storage Ltd.	3,154	136,732

Total Long-Term Investments — 98.6%
(Cost: $23,058,498)		17,150,051

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	85,648	85,691

Total Short-Term Securities — 0.5%
(Cost: $85,676)		85,691

Total Investments — 99.1%
(Cost: $23,144,174)		17,235,742

Other Assets Less Liabilities — 0.9%		160,605

Net Assets — 100.0%		$17,396,347

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Belgium ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$137,291	$—	$(51,380	)(a)	$(237)	$17	$85,691	85,648	$139	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—	(10,000	)(a)	—	—	—	—	20		—
					$(237)	$17	$85,691		$159		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	5	12/15/23	$240	$8,411

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$870,672	$16,279,379	$—	$17,150,051
Short-Term Securities
Money Market Funds	85,691	—	—	85,691
	$956,363	$16,279,379	$—	$17,235,742

Schedule of Investments (unaudited) (continued)	iShares® MSCI Belgium ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$8,411	$—	$8,411

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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